Others (Details) - Schedule of Undrawn Borrowing Facilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Fixed rate:
Expiring beyond one year	$ 13,040	$ 13,040	$ 13,040